Significant basis of preparation and accounting policies_Newly adopted standards and interpretations that affected the Groups accounting policies(Details)	12 Months Ended
Dec. 31, 2020
Amendments to Korean IFRS No.1001 Presentation of Financial Statements and Korean IFRS No.1008 Accounting policies, changes in accounting estimates and errors
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Korean IFRS No.1001 Presentation of Financial Statements and Korean IFRS No.1008 Accounting policies, changes in accounting estimates and errors
Description of nature of change in accounting policy	The amendments clarify the definition of material. Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	These amendments do not have a significant impact on the consolidated financial statements.
Amendments to Korean IFRS 1103 Business Combination
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Amendments to Korean IFRS No.1103 Business Combination
Description of nature of change in accounting policy	The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs and the definition of output excludes the returns in the form of lower costs and other economic benefits. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, an entity may elect to apply an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. These amendments do not have a significant impact on the consolidated financial statements.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	These amendments may have impact on the consolidated financial statements if business combination occurs in the future.
Amendments to Korean IFRS 1107 Financial Instruments: Disclosure
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Korean IFRS 1107 Financial Instruments
Description of nature of change in accounting policy	These amendments provide exceptions applying hedge accounting even though interest rate benchmark reform gives rise to uncertainties. In the hedging relationship, an entity shall assume that the interest rate benchmark on which the hedge cash flows are based is not altered as a result of interest rate benchmark reform when determining whether a forecast transaction is highly probable and prospectively assessing hedging effectiveness. For a hedge of a non-contractually specified benchmark component of interest rate risk, an entity shall apply the requirement that the risk component shall be separately identifiable only at the inception of the hedging relationship. The application of this exception is ceased either when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the hedge item, or when the hedging relationship that the hedge item is part of is discontinued. The Group early adopted these amendments since 2019 as the amendments allow the early adoption.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	The significant benchmark interest rate indicators for the hedge relationship are LIBOR and CD, and those affected by these amendments should be referred to Note 9.